T. ROWE PRICE Target 2045 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 13.5%
T. Rowe Price Funds:
New Income Fund  24,405 4,247 2,271 3,355,180 26,808
International Bond Fund (USD
Hedged)  9,997 781 846 1,162,401 9,939
U.S. Treasury Long-Term Index
Fund  9,818 399 1,064 1,333,963 9,431
Dynamic Global Bond Fund  5,627 686 524 745,207 5,798
Emerging Markets Bond Fund  3,699 127 301 386,750 3,678
High Yield Fund  3,342 120 279 537,506 3,230
Limited Duration Inflation Focused
Bond Fund  2,199 98 183 445,619 2,152
Floating Rate Fund  1,047 40 88 108,088 1,001
Total Bond Funds (Cost $64,937) 62,037
EQUITY FUNDS 83.8%
T. Rowe Price Funds:
Value Fund  61,156 1,003 4,339 1,229,306 60,199
Growth Stock Fund  58,604 937 4,691 504,316 59,494
U.S. Large-Cap Core Fund  41,554 669 3,621 905,082 40,756
Equity Index 500 Fund  34,687 1,108 2,302 209,444 35,641
International Value Equity Fund  35,000 562 1,985 1,593,331 35,483
Overseas Stock Fund  30,723 501 1,850 1,995,184 30,646
Real Assets Fund  25,499 536 1,736 1,610,012 26,275
International Stock Fund  26,723 428 1,675 1,155,362 25,661
Mid-Cap Growth Fund  14,088 230 965 135,124 14,088
Mid-Cap Value Fund  12,840 211 922 392,098 13,061
Emerging Markets Discovery Stock
Fund  11,659 190 932 730,987 12,076
Emerging Markets Stock Fund  9,996 221 763 264,448 10,369
Small-Cap Value Fund  7,652 126 513 143,914 8,006
Small-Cap Stock Fund  6,879 104 460 118,703 7,102
New Horizons Fund (2) 5,519 93 407 98,702 5,639
Total Equity Funds (Cost $273,607) 384,496
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,100 1,051 505 49
Total Other Mutual Funds (Cost $49) 49

T. ROWE PRICE Target 2045 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds  2.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 14,814 2,458 4,984 12,287,778 12,288
Total Short-Term Investments (Cost $12,288) 12,288
Total Investments in Securities 100.0%
(Cost $350,881) $ 458,870
Other Assets Less Liabilities (0.0)% (206)
Net Assets 100.0% $ 458,664
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2045 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (23) $ 9 $ 84
Emerging Markets Bond Fund  (4) 153 65
Emerging Markets Discovery Stock Fund  143 1,159 —
Emerging Markets Stock Fund  93 915 —
Equity Index 500 Fund  1,073 2,148 114
Floating Rate Fund  1 2 20
Growth Stock Fund  1,462 4,644 —
High Yield Fund  3 47 62
International Bond Fund (USD Hedged)  (7) 7 109
International Stock Fund  465 185 —
International Value Equity Fund  828 1,906 —
Limited Duration Inflation Focused Bond Fund  3 38 10
Mid-Cap Growth Fund  163 735 —
Mid-Cap Value Fund  117 932 —
New Horizons Fund  57 434 —
New Income Fund  (121) 427 316
Overseas Stock Fund  661 1,272 —
Real Assets Fund  373 1,976 —
Small-Cap Stock Fund  64 579 —
Small-Cap Value Fund  95 741 —
Transition Fund  (1) — —
U.S. Large-Cap Core Fund  853 2,154 —
U.S. Treasury Long-Term Index Fund  (207) 278 106
Value Fund  922 2,379 —
U.S. Treasury Money Fund, 4.35% — — 163
Totals $ 7,013# $ 23,120 $ 1,049+

T. ROWE PRICE Target 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,049 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2045 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F197-054Q1 08/25